Share capital (Tables)	9 Months Ended
Sep. 30, 2021
Share capital
Schedule of changes in options

	September 30, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of options	exercise price	Number of options	exercise price
Options outstanding, beginning	13,008,364	$2.14	12,908,315	$2.03
Options granted	1,300,604	5.13	1,790,000	3.47
Options exercised	(3,771,109)	1.58	(632,822)	1.83
Options forfeited/expired/cancelled	(285,632)	4.85	(1,057,129)	3.20
Options outstanding, ending	10,252,227	$2.68	13,008,364	$2.14

Schedule of details of options outstanding

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	0.71	1,327,273	1,327,273
$0.80 CAD	1.20	334,091	334,091
$2.00 CAD	2.61	85,104	85,104
$1.91	5.19	2,405,000	1,977,223
$2.45	4.85	1,250,000	1,250,000
$2.53	4.86	131,818	131,818
$2.62	1.98	700,000	700,000
$3.40	4.47	1,035,000	1,035,000
$3.41	5.81	1,179,708	648,054
$3.55	9.79	90,604	7,350
$3.77	6.74	240,000	137,090
$4.15	9.38	805,000	372,499
$5.00	2.17	193,629	193,629
$6.18	3.86	18,754	18,754
$7.23	6.28	225,000	93,754
$7.75	6.39	110,000	43,544
$9.60	3.27	121,246	114,176
		10,252,227	8,469,359

Schedule of changes in warrants

	September 30, 2021		December 31, 2020
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	15,070,883	$4.01	20,603,396	$3.57
Warrants exercised	(2,690,005)	2.96	(5,387,200)	2.49
Warrants expired	(776,476)	6.89	(145,313)	1.49
Warrants outstanding, ending	11,604,402	$4.78	15,070,883	$4.01

Schedule of details in warrants outstanding

	Weighted average		Number of warrants
Exercise Price	contractual life		outstanding
Non-Transferable Warrants
$4.00 CAD - $16.00 CAD	0.40	years	6,006,146
$2.00 USD - $24.00 USD	2.38	years	1,096,988
Transferable Warrants
$4.25 USD	1.85	years	4,501,268
Warrants outstanding, ending	1.15	years	11,604,402

Schedule of changes in deferred share units

	September 30, 2021		December 31, 2020
		Weighted average		Weighted average
	Number of DSU	exercise price	Number of DSU	exercise price
DSUs outstanding, beginning	44,623	$3.41	—	$—
DSUs granted	51,468	3.41	44,623	3.41
DSUs exercised	(11,510)	3.41	—	—
DSUs outstanding, ending	84,581	$3.41	44,623	$3.41

Schedule of details of deferred share units outstanding

	Weighted average	Number of DSUs	Number of DSUs
Deemed value	contractual life	outstanding	exercisable
$3.41	9.53	84,581	33,113

Schedule of changes in restricted share units

	September 30, 2021		December 31, 2020
		Weighted average		Weighted average
	Number of RSU	exercise price	Number of RSU	exercise price
RSUs outstanding, beginning	507,849	$3.44	—	$—
RSUs granted	450,442	3.41	507,849	3.44
RSUs exercised	(169,283)	3.44	—	—
RSUs expired	(139,535)	3.44
RSUs outstanding, ending	649,473	$3.44	507,849	$3.44

Schedule of details of restricted share units outstanding

	Weighted average	Number of RSUs	Number of RSUs
Deemed value	contractual life	outstanding	exercisable
$3.42	9.62	649,473	—